Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		500,000,000		500,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	[1]	$ 0.0001	[1],[2]	$ 0.0001	[2]
Common stock, shares authorized	[1]	2,000,000,000		2,000,000,000
Common stock, shares issued	[1]	744,121		125,421
Common stock, shares outstanding	[1]	744,121		125,421
Series B Preferred Stock
Preferred stock, shares issued		6,372,874
Preferred stock, shares outstanding		6,372,874
Previously Reported
Common stock, shares authorized	[2]			285,714,286		285,714,286
Common stock, shares issued	[2]			438,987		12,384
Common stock, shares outstanding	[2]			438,987		12,384

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”